Retirement Benefits (Details 7) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Table Amounts) [Abstract]
Projected benefit obligation	$ 5,897	$ 18,637
Accumulated benefit obligation	5,314	17,339
Fair value of plan assets	$ 4,447	$ 16,043